COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions paid	$ 10,470,112	$ 9,657,854	$ 10,202,182
Export and foreign currency operations	253,043	238,577	230,580
Total	$ 10,723,155	$ 9,896,431	$ 10,432,762